24. Shareholders' equity (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfShareholdersEquityLineItems [Line Items]
Subscribed and paid-up capital	266,579,000	266,076,000
Cumulative other comprehensive income, controlling shareholders	R$ (17)	R$ 88	R$ (86)
Cumulative other comprehensive income, non-controlling interests		R$ 146	R$ (133)
Common Shares
DisclosureOfShareholdersEquityLineItems [Line Items]
Subscribed and paid-up capital	99,680,000	99,680,000
Preferred Shares
DisclosureOfShareholdersEquityLineItems [Line Items]
Subscribed and paid-up capital	166,899,000	166,396,000